OFF-BALANCE SHEET ITEMS - Schedule of Counter-guarantees, Classified by Type (Detail) - ARS ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [abstract]
Other preferred guarantees received	$ 23,167,028	$ 28,670,271
Other guarantees received	$ 0	$ 0